UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  DECEMBER 31, 2002
Check here if Amendment [  ]; Amendment Number:
    This Amendment (Check only one.):  [   ]  is a restatement.
                                       [   ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:             BRIAN J. HIGGINS
Address:          909 THIRD AVENUE
                  30TH FLOOR
                  NEW YORK, NEW YORK 10022


Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             BRIAN J. HIGGINS
Title:
Phone:            (212) 350-4434

Signature, Place, and Date of Signing:


 /s/ Brian J. Higgins
----------------------------   ------------------------  ---------------------
    BRIAN J. HIGGINS            NEW YORK, NEW YORK       February 12, 2003





Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                           FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            3

Form 13F Information Table Entry Total:                       13
                                                              --

Form 13F Information Table Value Total:                       $368,823
                                                              --------
                                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.             Form 13F File Number     Name

1               28-                      O. FRANCIS BIONDI, JR.

2               28-                      KING STREET CAPITAL MANAGEMENT, L.L.C.

3               28-                      KING STREET CAPITAL, LTD.

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

                                FORM 13F REPORT



                  Item 2      Item 3      Item 4                    Item 5               Item 6     Item 7          Item 8
                  ------      ------      ------      ------------------------------   ------     ------   -------------------
                                                                                                             Voting Authority
                                           Fair
                   Title      CUSIP       Market      Shares/                          Investment   Other        (A)     (B)    (C)
                   of         Number      Value      Prn Amt     SH/PRN    PUT/CALL    Discretion   Managers    Sole   Shared   None
Name of Issuer     Class                 (x $1,000)
--------------     -----     -------     ----------  -------     ------    --------    ----------   --------    -----  -------  ----

Consolidated     Common     209115 10 4    6,179                          144,300 PUT   DEFINED       1,2,3            X
 Edison, Inc.
Duke Energy      Common     264399 10 6    3,908                          200,000 PUT   DEFINED           1            X
Corp.
Duke Energy      Common     264399 10 6    2,540                          130,000 PUT   DEFINED       1,2,3            X
Corp.
Hilton Hotels    Common     432848 10 9    2,477                          194,900 PUT   DEFINED       1,2,3            X
Corp.
Host Marriott    Common     44107P 10 4    3,540                          400,000 PUT   DEFINED           1            X
 Corp. New
Host Marriott    Common     44107P 10 4    2,301                          260,000 PUT   DEFINED       1,2,3            X
 Corp. New
Marriott         Common     571903 20 2    4,273                          130,000 PUT   DEFINED       1,2,3            X
 International     CL A
 Inc. New
PG&E Corp.       Common     693310 10 8  171,936      12,369,500 SH                     DEFINED           1            X

PG&E Corp.       Common     693310 10 8  111,758       8,040,175 SH                     DEFINED       1,2,3            X

Teco Energy,     Common     872375 10 0    2,321                          150,000 PUT   DEFINED           1            X
Inc.
Teco Energy,     Common     872375 10 0    1,508                           97,500 PUT   DEFINED       1,2,3            X
Inc.
Xcel Energy,     Common     98389B 10 0   33,989       3,089,900 SH                     DEFINED           1            X
Inc.
Xcel Energy,     Common     98389B 10 0   22,093       2,008,435 SH                     DEFINED       1,2,3            X
Inc.